2. Summary of Significant Accounting Policies: (b) Use of Estimates (Policies)	12 Months Ended
Mar. 31, 2018
Policies
(b) Use of Estimates

(b) Use of Estimates

In preparing financial statements in conformity with US GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported periods. Significant estimates include depreciation. Actual results could differ from those estimates.